SCHEDULE OF DUE TO RELATED PARTIES (Details) - USD ($)	Apr. 30, 2022	Oct. 31, 2021	Oct. 31, 2020
Related Party Transactions [Abstract]
Wages payable to directors and officers	$ 357,500	$ 357,500	$ 161,922
Benefits payable to directors and officers	730,810	539,209
Fees and expenses payable to directors and officers	164,970	127,878	682,068
Interest due to a shareholder		2,230
Total	$ 1,253,280	$ 1,026,817	$ 843,990